RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 07, 2020	Oct. 11, 2020
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
Temporary Equity, Shares Outstanding								30,000,000
Warrant liability	17,126,666	23,000,000			17,126,666		23,000,000
Total Liabilities	27,747,230	36,706,887			27,747,230		36,706,887
Accumulated deficit	(26,278,018)		(27,261,775)	(29,136,806)	(26,278,018)	(27,261,775)		$ (22,545,434)
Shareholders' Equity	(26,277,227)	(35,331,892)	(27,261,025)	(29,136,056)	(26,277,227)	(27,261,025)	(35,331,892)	$ (22,544,647)	$ 0
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Change in fair value of warrant liability		(6,080,000)			(3,580,000)		(5,873,334)
Transaction costs allocable to warrants					(506,782)
Net loss		(8,070,867)	$ 1,875,031	(2,858,829)	(4,244,366)		(9,054,665)
Basic and diluted net loss per share, Ordinary share			$ 0.04
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net loss		$ (8,070,867)	$ 1,875,031	(2,858,829)	(4,244,366)		(9,054,665)
Change in fair value of warrant liability					3,580,000		$ 5,873,334
Transaction costs allocable to warrants					506,782
Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 300,000,000				$ 300,000,000
Temporary Equity, Shares Outstanding	30,000,000				30,000,000
Accumulated deficit	$ (26,278,018)				$ (26,278,018)
Shareholders' Equity	(26,277,227)				(26,277,227)
Previously Reported [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent			267,738,970	265,863,940		267,738,970
Temporary Equity, Shares Outstanding								27,245,535
Ordinary shares			323	341		323
Additional paid-in capital			10,227,096	12,102,108		10,227,096		$ 5,510,723
Accumulated deficit			(5,228,164)	(7,103,195)		(5,228,164)		(511,782)
Shareholders' Equity			$ 5,000,005	5,000,004		5,000,005		$ 5,000,003
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Basic and diluted net loss per share, Ordinary share			$ (0.14)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Change in value of Class A ordinary shares subject to possible redemption				$ (2,858,830)		$ (983,800)
Previously Reported [Member] | Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 268,722,770				$ 268,722,770
Temporary Equity, Shares Outstanding	26,872,277				26,872,277
Ordinary shares	$ 313				$ 313
Additional paid-in capital	9,243,265				9,243,265
Accumulated deficit	(4,244,366)				(4,244,366)
Shareholders' Equity	5,000,003				5,000,003
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Initial classification of Class A ordinary shares subject to possible redemption	272,455,350
Change in value of Class A ordinary shares subject to possible redemption	(3,732,580)
Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Shares Outstanding								2,754,465
Additional paid-in capital								$ (5,510,723)
Accumulated deficit								(22,033,652)
Shareholders' Equity								(27,544,650)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement Of Warrants As Derivative Liabilities [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 31,277,230				$ 31,277,230
Temporary Equity, Shares Outstanding	3,127,723				3,127,723
Ordinary shares	$ (313)				$ (313)
Additional paid-in capital	(9,243,265)				(9,243,265)
Accumulated deficit	(22,033,652)				(22,033,652)
Shareholders' Equity	(31,277,230)				(31,277,230)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Initial classification of Class A ordinary shares subject to possible redemption	(272,455,350)
Change in value of Class A ordinary shares subject to possible redemption	3,732,580
Redeemable Class A Ordinary Shares [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 300,000,000				$ 300,000,000			300,000,000
Temporary Equity, Shares Outstanding	30,000,000	30,000,000			30,000,000		30,000,000
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Weighted average shares outstanding, Ordinary share	30,000,000		30,000,000	30,000,000
Basic and diluted net loss per share, Ordinary share	$ (0.11)		$ 0.04	$ 0.02
Redeemable Class A Ordinary Shares [Member] | Previously Reported [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent								272,455,350
Ordinary shares								275
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Weighted average shares outstanding, Ordinary share			30,000,000	30,000,000
Redeemable Class A Ordinary Shares [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent								27,544,650
Ordinary shares								$ (275)